Warrants (Details 2)	12 Months Ended
Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Warrants [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	0.92%
Expected life	2 years
Expected life of underlying warrant	1 year 11 months 26 days
Expected volatility	100.00%